UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21147
Investment Company Act File Number
Eaton Vance California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
California Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 15.3%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$10,987,400
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,927,042
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	604,164
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,004,804
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	395	456,186
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	365	416,301
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,437,342
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	3,995,722
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	734,507
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,771,144
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,242,281
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	829,640
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,525,261
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,627,554
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,751,941

		$39,311,289

Electric Utilities — 4.6%
California Department of Water Resources, Electric Revenue, 5.00%, 5/1/22	$2,700	$3,261,870
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	3,905	4,114,269
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	2,018,765
Vernon Electric System Revenue, 5.125%, 8/1/21	2,375	2,426,514

		$11,821,418

General Obligations — 9.6%
California, 5.50%, 11/1/35	$4,600	$5,017,864
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,629,336
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,512,871
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,817,468
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,316,100
Tamalpais Union High School District, 5.00%, 8/1/26	1,000	1,187,980
Tamalpais Union High School District, 5.00%, 8/1/28	1,000	1,166,880

		$24,648,499

Hospital — 8.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,140,180
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,865,902
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	582,159
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,580	4,627,449
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,305	2,340,497
Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,961,613
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,185,414
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,005,781

		$21,708,995

Insured-Education — 12.9%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,300	$2,443,980
California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	1,135	1,157,870
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	8,250	8,611,020
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,218,800

	Principal
	Amount
Security	(000’s omitted)	Value
University of California, (AGM), 4.50%, 5/15/28(1)	$6,690	$6,864,675
University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,750	10,890,288

		$33,186,633

Insured-Electric Utilities — 15.0%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,530,398
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,395,434
Los Angeles Department of Water and Power, Electric Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,435,530
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,235,340
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,093,230
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,810,640

		$38,500,572

Insured-Escrowed/Prerefunded — 9.4%
California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29	$5	$5,219
California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29(1)	2,100	2,191,970
California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36(2)	3,090	3,945,837
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), (BHAC), (FGIC), Prerefunded to 10/1/13, 5.00%, 10/1/36	1,040	1,122,233
Sacramento County Airport System, (AGM), Prerefunded to 7/1/12, 5.00%, 7/1/27(1)	13,940	14,276,371
Ventura County, Community College District, (NPFG), Prerefunded to 8/1/12, 5.00%, 8/1/27	2,650	2,750,912

		$24,292,542

Insured-General Obligations — 18.1%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,415,605
Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	4,135	2,798,320
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	6,133,593
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	2,385	2,392,775
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	4,848,255
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,015,637
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,300	1,472,713
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	5,000	2,917,050
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	3,714,730
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	4,840	3,170,297
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	4,365	2,680,678
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	3,955	2,102,003
San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	5,240	3,632,630
Ventura County, Community College District,, (NPFG), 5.00%, 8/1/27	350	360,234

		$46,654,520

Insured-Hospital — 14.7%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,259,838
California Health Facilities Financing Authority, (Sutter Health), (BHAC), (NPFG), 5.00%, 8/15/38	4,550	4,551,774
California Health Facilities Financing Authority, (Sutter Health), (BHAC), (NPFG), 5.00%, 8/15/38(1)	14,945	14,950,816
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,375,300
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,549,035
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,046,700

		$37,733,463

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 13.6%
California Public Works Board, (California Community College), (FGIC), (NPFG), 4.00%, 10/1/30	$5,000	$4,409,700
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	3,885	5,124,160
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,000	10,500,000
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	1,000	1,003,210
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	14,000	14,044,940

		$35,082,010

Insured-Other Revenue — 2.9%
Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$7,790	$7,573,983

		$7,573,983

Insured-Special Tax Revenue — 14.3%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$5,949,776
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	422,254
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	4,840,664
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,412,884
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	58,930	4,135,118
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	18,040	2,332,031
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	1,600	1,603,568
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	5,585	4,096,207
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	7,922,625

		$36,715,127

Insured-Transportation — 1.9%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$847,642
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,906,678
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,051,383

		$4,805,703

Insured-Water and Sewer — 21.5%
California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29	$20	$20,632
California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	5,875	6,060,767
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	7,000	7,207,130
Contra Costa, Water District, (AGM), 4.50%, 10/1/31(1)	5,500	5,502,035
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	345	373,966
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	6,500	7,045,740
Los Angeles Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,750	7,862,220
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), (BHAC), (FGIC), 5.00%, 10/1/36	210	215,605
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), (BHAC), (FGIC), 5.00%, 10/1/36(1)	8,750	8,983,537
Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	1,595	1,686,059
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,267,950
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,754,620
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,225	2,239,018

		$55,219,279

Transportation — 8.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,233,720
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,215,016
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,064,900

	Principal
	Amount
Security	(000’s omitted)	Value
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	$2,190	$2,290,849
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,790,600

		$21,595,085

Total Tax-Exempt Investments — 170.6% (identified cost $429,537,507)		$438,849,118

Other Assets, Less Liabilities — (70.6)%		$(181,649,480)

Net Assets — 100.0%		$257,199,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 72.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 32.8% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	200 U.S. 10-Year Treasury Note	Short	$(25,923,072)	$(26,225,000)	$(301,928)
3/12	194 U.S. 30-Year Treasury Bond	Short	(27,662,866)	(28,093,625)	(430,759)

					$(732,687)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $732,687.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$236,362,281

Gross unrealized appreciation	$18,324,339
Gross unrealized depreciation	(10,642,502)

Net unrealized appreciation	$7,681,837

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$438,849,118	$—	$438,849,118

Total Investments	$—	$438,849,118	$—	$438,849,118

Liability Description

Futures Contracts	$(732,687)	$—	$—	$(732,687)

Total	$(732,687)	$—	$—	$(732,687)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2012